American Century Capital Portfolios, Inc. Statement of Additional Information Supplement
Supplement dated April 26, 2019 ■ Statement of Additional Information dated April 1, 2019
The following changes are effective April 29, 2019:
The entries for Dan Gruemmer are deleted from the Accounts Managed table on page 31 and the Ownership of Securities table on pages 33-34 of the Statement of Additional Information.
The following entry is added for Philip Sundell in the Accounts Managed table on page 31 of the Statement of Additional Information.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Philip Sundell(1)	Number of Accounts	10	3	1
	Assets	$7.6 billion(2)	$1.5 billion	$1.1 million
1 Information is provided as of April 23, 2019.
2 Includes $265.0 million in AC Alternatives Market Neutral Value, $890.5 million in Large Company Value, $1.7 billion in NT Large Company Value and $2.9 billion in Value.
The following entry replaces the current entry for Brian Woglom in the Accounts Managed table on page 31 of the Statement of Additional Information.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Brian Woglom(1)	Number of Accounts	24	7	5
	Assets	$31.4 billion(2)	$4.0 billion	$825.4 million
1 Information is provided as of April 23, 2019.
2 Includes $265.0 million in AC Alternatives Market Neutral Value, $11.6 billion in Equity Income, $890.5 million in Large Company Value,$7.9 billion in Mid Cap Value, $1.7 billion in NT Large Company Value, $959.0 million in NT Mid Cap Value and $2.9 billion in Value.

The following entries are added to the Ownership of Securities table on pages 33-34 of the Statement of Additional Information. Mr. Sundell's and Mr. Woglom's information is as of April 23, 2019. All other information is provided as of March 31, 2018.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
AC Alternatives Market Neutral Value
Philip Sundell	C
Equity Income
Brian Woglom	E
Large Company Value
Philip Sundell	A
NT Large Company Value
Philip Sundell(1)	A
Value
Philip Sundell	E

[1]	The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds and collective investment trusts advised by American Century Investments.

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CL-SPL-95164 1904